[FLAG INVESTORS LOGO]
                                 FLAG INVESTORS



                           [PHOTOGRAPH APPEARS HERE]



                                      FLAG
                                    INVESTORS
                                      TOTAL
                                     RETURN
                                  U.S. TREASURY
                                      FUND
                                     SHARES



                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1998

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholders:

     We are pleased to report on the progress of your Fund for the period ended April 30, 1998. As of this date, the Fund recorded a 6-month total return of 3.7% and a 12-month total return of 12.8%. Since its inception on August 10, 1988, the Fund has produced a cumulative total return of 124.45%, which translates into an average annual total return of 8.7%. These figures assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charge.

OVERVIEW

     Over the last 12 months, the Federal Reserve has maintained its 5.5% Federal Funds Rate Target while long rates have fallen by 1%. Reduced inflationary expectations and a Federal Government surplus have produced this flattening of the Treasury yield curve. Please see chart below.


                       US Treasury Historical Yield Curve

                  [GRAPH APPEARS HERE--SEE PLOT POINTS BELOW]

                                    U.S.            U.S.
                                  Treasury        Treasury
                                   4/30/97         4/30/98
                                   -------         -------
                     3 month        5.238           4.978

                     6 month        5.522           5.222

                     1 year         5.887           5.379

                     2 year         6.274           5.566

                     3 year         6.398           5.604

                     5 year         6.565           5.637

                     10 year        6.709           5.673

                     30 year        6.954           5.951

 Source: Bloomberg Inc.


     Our expectation is that long rates will continue to come down while the Federal Reserve maintains its Federal Funds Rate Target. This has been the case over the last 12 months. A flattening yield curve typically helps slow the economy. In this environment long maturity bonds outperform short and intermediate issues. Please see the Economic Outlook that follows this letter for more details.

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

PORTFOLIO

     We are optimistic that low and declining inflation will produce a drop in long-term Treasury rates. As a result, the Fund's maturity has been extended since our last report in October, 1997. Please see the table below which shows the monthly change in the Fund's duration (a measure of maturity that includes the effect of interest payments).

FUND AVERAGE PORTFOLIO DURATION

                 Oct 97   Nov 97   Dec 97    Jan 98   Feb 98     Mar 98   Apr 98
--------------------------------------------------------------------------------
Duration in years  6.7      7.0      7.4       7.5      7.6       7.6       7.5
 ................................................................................

     The Fund's duration at 6.7 years in October, 1997 was already long when contrasted with the Treasury Market as a whole. For example, in October, 1997, Lehman Brothers calculated the average duration of the Treasury market, excluding short term bills and issues due in less than 1 year, to be 5.05 years. Currently, the Fund's 7.5 year duration means it is even longer now relative to the Treasury market as a whole. The Fund's basic long position and its recent extension are due to the outlook for lower rates over the balance of 1998. Lower rates imply capital gains for long maturity bond investors.

     We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/s/ R. Alan Medaugh
___________________
R. Alan Medaugh
President

May 22, 1998

ECONOMIC OUTLOOK
--------------------------------------------------------------------------------

OVERVIEW

     The U.S. economy is very strong. First Quarter real growth could be as high as 5%. The Asia crisis is also exerting a very strong pull. Net, U.S. growth is likely to slow to 3% over the remainder of 1998. The outline of a slowdown is appearing now. Here's a list of those slowdown factors:

     1. Asia's circumstances are worsening. For example, perceived high risk and limited investment prospects have caused Japanese government 10-year bonds to fall to a 1.3% yield.

     2. Commodity prices are falling. The Commodity Research Bureau's Index declined to a 5-year low last week indicating reduced demand for raw materials.

     3. Unemployment claims in May have begun a sideways pattern which is consistent with 3% growth.

     4.   U.S. industrial production has flattened out.

     5. First quarter inventory accumulation was a high $75 to $90 billion leaving little room for additional inventory building in the second quarter.

     ISI's interest rate outlook is for declining long term rates for the balance of 1998. We expect the Federal Reserve to maintain its 5.5% Federal Funds Rate Target. By year-end we expect long rates to be lower than overnight rates. Please see Forecast table below.

ISI FORECAST

                           97:3Q     97:4Q    98:1Q     98:2Q    98:3Q    98:4Q
--------------------------------------------------------------------------------
  Real GDP                 3.1%      3.7%     4.2%      3.0%     3.0%     3.0%
 ................................................................................
  GDP Deflator             1.4%      1.4%     0.9%      1.0%     1.0%     1.0%
 ................................................................................
  30-Year Bond Yields*     6.4%      5.9%     5.9%      5.7%     5.5%     5.4%
 ................................................................................
  Fed Funds Rate*          5.5%      5.5%     5.5%      5.5%     5.5%     5.5%
 ................................................................................

--------------------------------------------------------------------------------

ASIA

     Looking at the stock markets around the world, the difficulties in Asia are affecting one third of the world's economy. The evidence is mounting that the Asian financial crisis will continue through the third and fourth quarter pulling many developing and some developed economies (Australia) with them. The IMF's insistence on restructuring, budget cutting, and price hikes on subsidized commodities has caused immediate illiquidity, falling consumer confidence, social turmoil and bankruptcies. The credit crunch has led to credit quality downgrades across the region. Wealth held in the equity and property markets has been severely undermined. Social unrest present in Indonesia could easily spread to South Korea, Thailand and even Mainland China. Capital flight from the region which slowed in early 1998 seems to have picked up again as can be seen by recent stock market volatility. See stock market chart below.

PAC RIM STOCKS
HK, Indo, Kor, Mal, Phil, Sing, Tai, Thai
Eq. Wts.  May 15  65.4


                         [GRAPH APPEARS HERE]



                            PAC RIM STOCKS
                  HK,lndo,Kor,Mal,Phil,Sing,Tai,Thai
  01-Jan-97                     100.00
  02-Jan-97                      99.22
  03-Jan-97                      99.32
  06-Jan-97                      99.24
  07-Jan-97                      99.63
  08-Jan-97                     100.39
  09-Jan-97                     100.66
  10-Jan-97                     100.98
  13-Jan-97                     101.01
  14-Jan-97                     101.00
  15-Jan-97                     102.12
  16-Jan-97                     102.54
  17-Jan-97                     102.81
  20-Jan-97                     103.84
  21-Jan-97                     103.23
  22-Jan-97                     103.26
  23-Jan-97                     103.19
  24-Jan-97                     102.96
  27-Jan-97                     102.24
  28-Jan-97                     102.40
  29-Jan-97                     101.83
  30-Jan-97                     102.30
  31-Jan-97                     102.35
  03-Feb-97                     102.30
  04-Feb-97                     102.28
  05-Feb-97                     102.32
  06-Feb-97                     102.51
  07-Feb-97                     102.53
  10-Feb-97                     102.56
  11-Feb-97                     102.37
  12-Feb-97                     102.56
  13-Feb-97                     102.59
  14-Feb-97                     102.47
  17-Feb-97                     102.60
  18-Feb-97                     101.89
  19-Feb-97                     102.76
  20-Feb-97                     103.43
  21-Feb-97                     103.03
  24-Feb-97                     103.01
  25-Feb-97                     103.28
  26-Feb-97                     103.14
  27-Feb-97                     102.61
  28-Feb-97                     102.69
  03-Mar-97                     102.37
  04-Mar-97                     101.85
  05-Mar-97                     101.59
  06-Mar-97                     101.46

                            PAC RIM STOCKS
                  HK,lndo,Kor,Mal,Phil,Sing,Tai,Thai
  07-Mar-97                     101.86
  10-Mar-97                     101.65
  11-Mar-97                     102.02
  12-Mar-97                     101.82
  13-Mar-97                     101.07
  14-Mar-97                      99.94
  17-Mar-97                     100.49
  18-Mar-97                     100.25
  19-Mar-97                      99.96
  20-Mar-97                      99.65
  21-Mar-97                      98.44
  24-Mar-97                      98.27
  25-Mar-97                      98.67
  26-Mar-97                      99.61
  27-Mar-97                      99.33
  28-Mar-97                      99.30
  31-Mar-97                      99.21
  01-Apr-97                      98.28
  02-Apr-97                      98.81
  03-Apr-97                      98.11
  04-Apr-97                      98.10
  07-Apr-97                      98.35
  08-Apr-97                      98.46
  09-Apr-97                      98.87
  10-Apr-97                      98.37
  11-Apr-97                      98.56
  14-Apr-97                      97.85
  15-Apr-97                      97.64
  16-Apr-97                      98.05
  17-Apr-97                      97.55
  18-Apr-97                      97.33
  21-Apr-97                      97.82
  22-Apr-97                      97.29
  23-Apr-97                      97.88
  24-Apr-97                      97.72
  25-Apr-97                      97.43
  28-Apr-97                      97.13
  29-Apr-97                      95.90
  30-Apr-97                      96.16
  01-May-97                      96.24
  02-May-97                      95.83
  05-May-97                      96.90
  06-May-97                      97.19
  07-May-97                      97.02
  08-May-97                      96.64
  09-May-97                      96.66
  12-May-97                      95.79

                            PAC RIM STOCKS
                  HK,lndo,Kor,Mal,Phil,Sing,Tai,Thai
  13-May-97                      96.02
  14-May-97                      96.10
  15-May-97                      94.73
  16-May-97                      94.68
  19-May-97                      95.01
  20-May-97                      95.35
  21-May-97                      95.92
  22-May-97                      96.01
  23-May-97                      96.39
  26-May-97                      96.44
  27-May-97                      97.04
  28-May-97                      97.32
  29-May-97                      97.67
  30-May-97                      98.52
  02-Jun-97                      99.49
  03-Jun-97                      99.42
  04-Jun-97                      99.15
  05-Jun-97                      98.77
  06-Jun-97                      98.60
  09-Jun-97                      98.88
  10-Jun-97                      98.29
  11-Jun-97                      97.85
  12-Jun-97                      97.47
  13-Jun-97                      97.86
  16-Jun-97                      98.73
  17-Jun-97                      98.67
  18-Jun-97                      98.26
  19-Jun-97                      98.56
  20-Jun-97                      99.83
  23-Jun-97                      99.74
  24-Jun-97                      99.29
  25-Jun-97                      99.24
  26-Jun-97                      99.24
  27-Jun-97                      99.77
  30-Jun-97                     100.01
  01-Jul-97                     100.39
  02-Jul-97                     101.09
  03-Jul-97                     101.65
  04-Jul-97                     102.59
  07-Jul-97                     102.28
  08-Jul-97                     101.66
  09-Jul-97                     101.21
  10-Jul-97                     100.77
  11-Jul-97                     101.48
  14-Jul-97                     101.58
  15-Jul-97                     101.30
  16-Jul-97                     101.08

                            PAC RIM STOCKS
                  HK,lndo,Kor,Mal,Phil,Sing,Tai,Thai
  17-Jul-97                     101.40
  18-Jul-97                     101.78
  21-Jul-97                     101.95
  22-Jul-97                     101.13
  23-Jul-97                     101.10
  24-Jul-97                     101.52
  25-Jul-97                     101.79
  28-Jul-97                     102.46
  29-Jul-97                     102.64
  30-Jul-97                     102.77
  31-Jul-97                     103.08
  01-Aug-97                     102.79
  04-Aug-97                     102.78
  05-Aug-97                     102.16
  06-Aug-97                     102.01
  07-Aug-97                     101.34
  08-Aug-97                     101.43
  11-Aug-97                     100.16
  12-Aug-97                      99.79
  13-Aug-97                      99.33
  14-Aug-97                      99.04
  15-Aug-97                      98.28
  18-Aug-97                      96.81
  19-Aug-97                      95.67
  20-Aug-97                      97.11
  21-Aug-97                      97.26
  22-Aug-97                      95.90
  25-Aug-97                      94.42
  26-Aug-97                      94.11
  27-Aug-97                      93.71
  28-Aug-97                      90.18
  29-Aug-97                      87.88
  01-Sep-97                      85.64
  02-Sep-97                      85.58
  03-Sep-97                      87.43
  04-Sep-97                      87.08
  05-Sep-97                      90.74
  08-Sep-97                      91.88
  09-Sep-97                      92.34
  10-Sep-97                      91.34
  11-Sep-97                      90.03
  12-Sep-97                      90.09
  15-Sep-97                      89.78
  16-Sep-97                      88.84
  17-Sep-97                      88.45
  18-Sep-97                      88.02
  19-Sep-97                      88.37

                            PAC RIM STOCKS
                  HK,lndo,Kor,Mal,Phil,Sing,Tai,Thai
  22-Sep-97                      87.64
  23-Sep-97                      87.43
  24-Sep-97                      87.86
  25-Sep-97                      88.31
  26-Sep-97                      87.93
  29-Sep-97                      87.90
  30-Sep-97                      88.37
  01-Oct-97                      87.94
  02-Oct-97                      87.22
  03-Oct-97                      86.98
  06-Oct-97                      85.79
  07-Oct-97                      85.03
  08-Oct-97                      85.19
  09-Oct-97                      85.11
  10-Oct-97                      86.01
  13-Oct-97                      85.71
  14-Oct-97                      85.31
  15-Oct-97                      83.76
  16-Oct-97                      82.58
  17-Oct-97                      82.53
  20-Oct-97                      79.67
  21-Oct-97                      79.61
  22-Oct-97                      78.57
  23-Oct-97                      76.43
  24-Oct-97                      75.67
  27-Oct-97                      74.20
  28-Oct-97                      68.47
  29-Oct-97                      71.17
  30-Oct-97                      71.21
  31-Oct-97                      71.45
  03-Nov-97                      74.67
  04-Nov-97                      75.76
  05-Nov-97                      76.21
  06-Nov-97                      75.83
  07-Nov-97                      74.04
  10-Nov-97                      73.42
  11-Nov-97                      72.87
  12-Nov-97                      72.32
  13-Nov-97                      71.52
  14-Nov-97                      71.86
  17-Nov-97                      72.12
  18-Nov-97                      71.14
  19-Nov-97                      70.61
  20-Nov-97                      68.75
  21-Nov-97                      69.75
  24-Nov-97                      69.18
  25-Nov-97                      67.57

                            PAC RIM STOCKS
                  HK,lndo,Kor,Mal,Phil,Sing,Tai,Thai
  26-Nov-97                      67.73
  27-Nov-97                      67.83
  28-Nov-97                      67.42
  01-Dec-97                      66.42
  02-Dec-97                      66.92
  03-Dec-97                      67.45
  04-Dec-97                      69.22
  05-Dec-97                      71.03
  08-Dec-97                      72.79
  09-Dec-97                      71.30
  10-Dec-97                      71.09
  11-Dec-97                      67.92
  12-Dec-97                      66.77
  15-Dec-97                      65.98
  16-Dec-97                      66.10
  17-Dec-97                      67.46
  18-Dec-97                      68.24
  19-Dec-97                      67.14
  22-Dec-97                      66.78
  23-Dec-97                      66.06
  24-Dec-97                      65.87
  25-Dec-97                      65.81
  26-Dec-97                      66.32
  29-Dec-97                      66.41
  30-Dec-97                      67.14
  31-Dec-97                      67.43
  01-Jan-98                      67.43
  02-Jan-98                      67.34
  05-Jan-98                      66.56
  06-Jan-98                      65.63
  07-Jan-98                      64.01
  08-Jan-98                      61.80
  09-Jan-98                      59.72
  12-Jan-98                      58.48
  13-Jan-98                      61.17
  14-Jan-98                      64.28
  15-Jan-98                      63.75
  16-Jan-98                      64.66
  19-Jan-98                      68.38
  20-Jan-98                      68.49
  21-Jan-98                      68.84
  22-Jan-98                      66.84
  23-Jan-98                      66.87
  26-Jan-98                      68.20
  27-Jan-98                      68.52
  28-Jan-98                      69.07
  29-Jan-98                      69.32

                            PAC RIM STOCKS
                  HK,lndo,Kor,Mal,Phil,Sing,Tai,Thai
  30-Jan-98                      71.40
  02-Feb-98                      76.91
  03-Feb-98                      77.92
  04-Feb-98                      76.21
  05-Feb-98                      77.13
  06-Feb-98                      78.13
  09-Feb-98                      78.80
  10-Feb-98                      78.71
  11-Feb-98                      78.53
  12-Feb-98                      76.51
  13-Feb-98                      75.20
  16-Feb-98                      73.53
  17-Feb-98                      74.73
  18-Feb-98                      76.26
  19-Feb-98                      77.77
  20-Feb-98                      78.21
  23-Feb-98                      78.96
  24-Feb-98                      78.59
  25-Feb-98                      78.11
  26-Feb-98                      79.46
  27-Feb-98                      80.76
  02-Mar-98                      81.69
  03-Mar-98                      81.76
  04-Mar-98                      80.27
  05-Mar-98                      78.55
  06-Mar-98                      78.24
  09-Mar-98                      77.55
  10-Mar-98                      77.83
  11-Mar-98                      78.70
  12-Mar-98                      78.55
  13-Mar-98                      79.29
  16-Mar-98                      79.41
  17-Mar-98                      79.42
  18-Mar-98                      79.24
  19-Mar-98                      80.06
  20-Mar-98                      80.36
  23-Mar-98                      79.98
  24-Mar-98                      79.39
  25-Mar-98                      80.12
  26-Mar-98                      80.15
  27-Mar-98                      80.40
  30-Mar-98                      79.49
  31-Mar-98                      79.12
  01-Apr-98                      77.76
  02-Apr-98                      76.63
  03-Apr-98                      76.24
  06-Apr-98                      76.23

                            PAC RIM STOCKS
                  HK,lndo,Kor,Mal,Phil,Sing,Tai,Thai
  07-Apr-98                      76.63
  08-Apr-98                      77.26
  09-Apr-98                      77.40
  10-Apr-98                      77.34
  13-Apr-98                      77.40
  14-Apr-98                      77.40
  15-Apr-98                      76.13
  16-Apr-98                      74.94
  17-Apr-98                      74.43
  20-Apr-98                      73.98
  21-Apr-98                      73.34
  22-Apr-98                      73.51
  23-Apr-98                      73.05
  24-Apr-98                      72.95
  27-Apr-98                      71.67
  28-Apr-98                      71.69
  29-Apr-98                      71.28
  30-Apr-98                      71.26
  01-May-98                      71.04
  04-May-98                      70.43
  05-May-98                      69.90
  06-May-98                      68.46
  07-May-98                      68.60
  08-May-98                      68.22
  11-May-98                      68.34
  12-May-98                      67.38
  13-May-98                      65.47
  14-May-98                      65.51
  15-May-98                      65.44
  18-May-98                      64.52
  19-May-98                      64.70
  20-May-98                      65.73
  21-May-98                      66.60
  22-May-98                      66.53
  25-May-98                      65.79
  26-May-98                      64.77

--------------------------------------------------------------------------------

U.S. INFLATION

     Many articles on Asia focus on its impact on U.S. growth. The typical conclusion is that since the export sector of the U.S. economy is relatively small, Asia's effect on the U.S. will be small. We think Asia's influence will be great, especially on U.S. inflation. There are early indications that this has already begun. For example, ISI's Manufacturing Company Pricing Power Survey already indicates that it is difficult for U.S. companies to raise prices. See chart below.


ISI MFG COMPANIES PRICING POWER SURVEY
0=Weak   100=Strong   May 22   12.5


                              [GRAPH APPEARS HERE]


                        ISI MFG COMPANIES PRICING POWER SURVEY
                                   0=WEAK 100=STRONG
  07-Jan-94                              20.8
  14-Jan-94                              20.8
  21-Jan-94                              20.8
  28-Jan-94                              21.4
  04-Feb-94                              21.4
  11-Feb-94                              16.7
  18-Feb-94                              16.7
  25-Feb-94                              16.7
  04-Mar-94                              25.0
  11-Mar-94                              25.0
  18-Mar-94                              24.1
  25-Mar-94                              24.1
  01-Apr-94                              24.1
  08-Apr-94                              20.8
  15-Apr-94                              20.8
  22-Apr-94                              20.8
  29-Apr-94                              23.6
  06-May-94                              23.6
  13-May-94                              23.6
  20-May-94                              27.8
  27-May-94                              27.8
  03-Jun-94                              32.5
  10-Jun-94                              32.5
  17-Jun-94                              33.9
  24-Jun-94                              33.9
  01-Jul-94                              33.9
  08-Jul-94                              35.3
  15-Jul-94                              35.3
  22-Jul-94                              35.3
  29-Jul-94                              35.3
  05-Aug-94                              33.9
  12-Aug-94                              33.9
  19-Aug-94                              33.9
  26-Aug-94                              43.6
  02-Sep-94                              43.6
  09-Sep-94                              45.8
  16-Sep-94                              45.8
  23-Sep-94                              52.8
  30-Sep-94                              52.8
  07-Oct-94                              52.8
  14-Oct-94                              52.8
  21-Oct-94                              54.4
  28-Oct-94                              54.4
  04-Nov-94                              56.9
  11-Nov-94                              56.9
  18-Nov-94                              57.5
  25-Nov-94                              57.5

                        ISI MFG COMPANIES PRICING POWER SURVEY
                                   0=Weak 100=Strong
  02-Dec-94                              57.8
  09-Dec-94                              57.8
  16-Dec-94                              58.9
  23-Dec-94                              58.9
  30-Dec-94                              60.6
  06-Jan-95                              60.6
  13-Jan-95                              60.8
  20-Jan-95                              60.8
  27-Jan-95                              61.4
  03-Feb-95                              61.4
  10-Feb-95                              56.9
  17-Feb-95                              56.9
  24-Feb-95                              56.9
  03-Mar-95                              58.9
  10-Mar-95                              58.9
  17-Mar-95                              57.8
  24-Mar-95                              57.8
  31-Mar-95                              54.4
  07-Apr-95                              54.4
  14-Apr-95                              57.2
  21-Apr-95                              57.2
  28-Apr-95                              56.7
  05-May-95                              56.7
  12-May-95                              57.2
  19-May-95                              57.2
  26-May-95                              52.5
  02-Jun-95                              52.5
  09-Jun-95                              48.3
  16-Jun-95                              48.3
  23-Jun-95                              43.1
  30-Jun-95                              43.1
  07-Jul-95                              41.8
  14-Jul-95                              41.8
  21-Jul-95                              41.8
  28-Jul-95                              41.8
  04-Aug-95                              45.7
  11-Aug-95                              45.7
  18-Aug-95                              45.7
  25-Aug-95                              45.7
  01-Sep-95                              45.4
  08-Sep-95                              45.4
  15-Sep-95                              42.5
  22-Sep-95                              42.5
  29-Sep-95                              42.1
  06-Oct-95                              42.1
  13-Oct-95                              40.4
  20-Oct-95                              40.4

                        ISI MFG COMPANIES PRICING POWER SURVEY
                                   0=Weak 100=Strong
  27-Oct-95                              39.9
  03-Nov-95                              39.9
  10-Nov-95                              37.8
  17-Nov-95                              37.8
  24-Nov-95                              37.8
  01-Dec-95                              37.8
  08-Dec-95                              36.7
  15-Dec-95                              36.7
  22-Dec-95                              34.2
  29-Dec-95                              34.2
  05-Jan-96                              34.2
  12-Jan-96                              34.2
  19-Jan-96                              29.4
  26-Jan-96                              29.4
  02-Feb-96                              28.9
  09-Feb-96                              28.9
  16-Feb-96                              28.6
  23-Feb-96                              28.6
  01-Mar-96                              28.1
  08-Mar-96                              28.1
  15-Mar-96                              28.5
  22-Mar-96                              28.5
  29-Mar-96                              29.0
  05-Apr-96                              29.0
  12-Apr-96                              29.0
  19-Apr-96                              29.0
  26-Apr-96                              29.3
  03-May-96                              29.3
  10-May-96                              31.0
  17-May-96                              31.0
  24-May-96                              31.5
  31-May-96                              31.5
  07-Jun-96                              34.4
  14-Jun-96                              34.4
  21-Jun-96                              34.4
  28-Jun-96                              34.4
  05-Jul-96                              32.5
  12-Jul-96                              32.5
  19-Jul-96                              32.8
  26-Jul-96                              32.8
  02-Aug-96                              32.2
  09-Aug-96                              32.2
  16-Aug-96                              32.2
  23-Aug-96                              32.2
  30-Aug-96                              32.2
  06-Sep-96                              32.2
  13-Sep-96                              31.9

                        ISI MFG COMPANIES PRICING POWER SURVEY
                                   0=WEAK 100=STRONG
  20-Sep-96                              31.9
  27-Sep-96                              31.1
  04-Oct-96                              31.1
  11-Oct-96                              30.6
  18-Oct-96                              30.6
  25-Oct-96                              30.8
  01-Nov-96                              30.8
  08-Nov-96                              30.3
  15-Nov-96                              30.3
  22-Nov-96                              30.0
  29-Nov-96                              30.0
  06-Dec-96                              28.8
  13-Dec-96                              28.8
  20-Dec-96                              27.2
  27-Dec-96                              27.2
  03-Jan-97                              27.2
  10-Jan-97                              27.2
  17-Jan-97                              26.9
  24-Jan-97                              26.9
  31-Jan-97                              28.1
  07-Feb-97                              28.1
  14-Feb-97                              28.9
  21-Feb-97                              28.9
  28-Feb-97                              26.4
  07-Mar-97                              26.4
  14-Mar-97                              26.4
  21-Mar-97                              26.4
  28-Mar-97                              25.6
  04-Apr-97                              25.6
  11-Apr-97                              25.0
  18-Apr-97                              25.0
  25-Apr-97                              25.0
  02-May-97                              25.0
  09-May-97                              24.7
  16-May-97                              24.7
  23-May-97                              24.7
  30-May-97                              24.7
  06-Jun-97                              24.4
  13-Jun-97                              24.4
  20-Jun-97                              24.4
  27-Jun-97                              24.4
  04-Jul-97                              22.8
  11-Jul-97                              22.8
  18-Jul-97                              23.9
  25-Jul-97                              23.9
  01-Aug-97                              24.4
  08-Aug-97                              24.4

                        ISI MFG COMPANIES PRICING POWER SURVEY
                                   0=Weak 100=Strong
  15-Aug-97                              24.4
  22-Aug-97                              24.4
  29-Aug-97                              24.7
  05-Sep-97                              24.7
  12-Sep-97                              24.4
  19-Sep-97                              24.4
  26-Sep-97                              24.7
  03-Oct-97                              24.7
  10-Oct-97                              24.7
  17-Oct-97                              24.7
  24-Oct-97                              23.9
  31-Oct-97                              23.9
  07-Nov-97                              23.9
  14-Nov-97                              23.9
  21-Nov-97                              24.2
  28-Nov-97                              24.2
  05-Dec-97                              23.5
  12-Dec-97                              23.5
  19-Dec-97                              22.5
  26-Dec-97                              22.5
  02-Jan-98                              22.3
  09-Jan-98                              22.3
  16-Jan-98                              22.0
  23-Jan-98                              22.0
  30-Jan-98                              21.5
  06-Feb-98                              21.5
  13-Feb-98                              21.0
  20-Feb-98                              21.0
  27-Feb-98                              20.5
  06-Mar-98                              20.5
  13-Mar-98                              20.0
  20-Mar-98                              20.0
  27-Mar-98                              19.5
  03-Apr-98                              19.5
  10-Apr-98                              19.0
  17-Apr-98                              19.0
  24-Apr-98                              18.8
  01-May-98                              18.8
  08-May-98                              15.5
  15-May-98                              15.5
  22-May-98                              12.5

ECONOMIC OUTLOOK (CONCLUDED)
--------------------------------------------------------------------------------


     The inflation effect seems likely to last for quite a long time. The direct competition from Asia suppliers plus persistent U.S. dollar strength (because the U.S. is viewed as a safe haven) makes passing on any increases in labor costs unlikely. There is a possible long run inflationary effect from the jump in equity and real estate wealth but so far this has not crossed from the financial economy to the real economy. As a result, 1998 inflation is likely to be limited to a 1% increase.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

ADDITIONAL PERFORMANCE INFORMATION

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. The Securities and Exchange Commission (SEC) requires that when we report such figures, we also include the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the currently effective 4.50% maximum sales charge for the Fund's Class A Shares and 2.00% maximum contingent deferred sales charge for the Fund's Class B Shares.

AVERAGE ANNUAL TOTAL RETURN

  Periods Ended 3/31/98       1 Year          5 Years     Since Inception*
--------------------------------------------------------------------------------
  Class A Shares               9.13%           6.17%            8.20%
 ................................................................................
  Class B Shares              12.18%            --              9.94%
 ................................................................................

  *Inception dates: Class A 8/10/88, Class B 6/20/96.

     The Fund's total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS                                           APRIL 30, 1998
(UNAUDITED)

                                                             Par        Market Value
Interest Rate                    Maturity Date              (000)         (Note 1)
---------------------------------------------------------------------------------------------------------------------------
 U.S. TREASURY BONDS - 79.5%
   12.000%                         8/15/13                 $27,500      $ 40,326,165
   11.750                         11/15/14                  36,000        53,370,000
    8.750                          5/15/17                  10,500        13,715,625
    9.125                          5/15/18                  32,000        43,430,016
    9.000                         11/15/18                  14,750        19,866,406
    8.750                          8/15/20                  20,000        26,584,380
    8.125                          5/15/21                  24,500        30,789,616
                                                                        ------------
   Total U.S. Treasury Bonds
      (Cost $229,782,238)                                                228,082,208
                                                                        ------------
 ZERO COUPON U.S. TREASURY BONDS (S.T.R.I.P.S.) - 10.3%
   5.620%*                         2/15/99                  31,000        29,674,161
                                                                        ------------
   Total U.S. Treasury S.T.R.I.P.S.
      (Cost $29,699,664)                                                  29,674,161
                                                                        ------------
 REPURCHASE AGREEMENT - 8.7%
   Goldman Sachs & Co., 5.40%
      Dated 4/30/98, to repurchased on 5/1/98, collateralized
      by U.S. Treasury Bonds with a market value of $25,531,657.75.
      (Cost $24,983,000)                                    24,983        24,983,000
                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES - 98.5%
      (Cost $284,464,902)**                                              282,739,369

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.5%                          4,354,367
                                                                        ------------
NET ASSETS - 100.0%                                                     $287,093,736
                                                                        ============

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

                                                                       Market Value
                                                                         (Note 1)
------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER:
      Flag Investors Class A Share
        ($118,545,779 / 11,753,124 shares outstanding)                    $10.09
                                                                          ======
      Flag Investors Class B Share
        ($1,953,475 / 193,534 shares outstanding)                         $10.09
                                                                          ======
      ISI Class Share
        ($166,594,481 / 16,497,575 shares outstanding)                    $10.09
                                                                          ======
MAXIMUM OFFERING PRICE PER:

      Flag Investors Class A Share
        ($10.09 / .955)                                                   $10.57
                                                                          ======
      Flag Investors Class B Share                                        $10.09
                                                                          ======
      ISI Class Share
         ($10.09 / .9555)                                                 $10.56
                                                                          ======

----------
 * Yield as of April 30, 1998.
** Also aggregate cost for federal tax purposes.

                       See Notes to Financial Statements

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                     For the Period
                                                                          Ended
                                                                        April 30,
-----------------------------------------------------------------------------------
                                                                          1998(1)

Investment Income:
   Interest                                                            $ 8,617,569
                                                                       -----------

Expenses:
   Investment advisory fee                                                 390,900
   Distribution fee                                                        365,449
   Administration fee                                                      174,014
   Transfer agent fee                                                      120,801
   Accounting fee                                                           41,636
   Printing and postage                                                     31,733
   Custodian fee                                                            20,705
   Registration fees                                                        10,297
   Directors' fees                                                           9,336
   Miscellaneous                                                            56,465
                                                                       -----------
            Total expenses                                               1,221,336
                                                                       -----------
Net investment income                                                    7,396,233
                                                                       -----------
Realized and unrealized gain/(loss) on investments:
   Net realized gain from security transactions                          5,653,315
   Change in unrealized appreciation/depreciation
     of investments                                                     (2,243,750)
                                                                       -----------
   Net gain on investments                                               3,409,565
                                                                       -----------
Net increase in net assets resulting from operations                   $10,805,798
                                                                       ===========


----------
 (1) Unaudited.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                       For the Six    For the Year
                                                       Months Ended      Ended
                                                        April 30,      October 31,
-----------------------------------------------------------------------------------
                                                         1998(1)          1997

Increase/(Decrease) in Net Assets:
Operations:
   Net investment income                               $ 7,396,233    $ 17,322,998
   Net gain/(loss) from security transactions            5,653,315      (2,143,673)
   Change in unrealized appreciation/depreciation
     on investments                                     (2,243,750)     10,567,788
                                                      ------------    ------------
   Net increase in net assets
     resulting from operations                          10,805,798      25,747,113
                                                      ------------    ------------
Dividends to Shareholders from:
   Net investment income and short-term gains:
     Flag Investors Class A Shares                      (3,808,308)     (7,246,184)
     Flag Investors Class B Shares                         (36,603)        (17,762)
     ISI Class Shares                                   (5,341,460)    (10,059,052)
   Tax return of capital distribution:

     Flag Investors Class A Shares                              --      (1,040,753)
     Flag Investors Class B Shares                              --          (2,606)
     ISI Class Shares                                           --      (1,433,152)
   Distributions in excess of net investment income:
     Flag Investors Class A Shares                              --        (116,192)
     Flag Investors Class B Shares                              --            (291)
     ISI Class Shares                                           --        (160,000)
                                                      ------------    ------------
       Total distributions                              (9,186,371)    (20,075,992)
                                                      ------------    ------------
Capital Share Transactions:
   Proceeds from sale of shares                         12,249,173      15,601,057
   Value of shares issued in
     reinvestment of dividends                           5,616,495      12,541,599
   Cost of shares repurchased                          (26,532,833)    (77,072,611)
                                                      ------------    ------------
   Decrease in net assets derived
     from capital share transactions                    (8,667,165)    (48,929,955)
                                                      ------------    ------------
   Total decrease in net assets                         (7,047,738)    (43,258,834)

Net Assets:
   Beginning of period                                 294,141,473     337,400,307
                                                      ------------    ------------
   End of period (including undistributed net
     investment income (loss) of ($3,351,950) and
     (1,561,813), respectively)                       $287,093,735    $294,141,473
                                                      ============    ============

----------
(1) Unaudited.

                       See Notes to Financial Statements.

                                                                              11



FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--FLAG INVESTORS CLASS A AND ISI SHARES
(For a share outstanding throughout each period)


                                                                         For the
                                                                       Period Ended
                                                                         April 30,
-----------------------------------------------------------------------------------
                                                                          1998(2)
Per Share Operating Performance:
   Net asset value at beginning of period                                  $10.04
                                                                           ------
Income from Investment Operations:
   Net investment income                                                     0.25
   Net realized and unrealized gain/(loss) on investments                    0.12
                                                                           ------
   Total from Investment Operations                                          0.37
Less Distributions:
   Distributions from net investment income
     and short-term gains                                                   (0.32)
   Tax return of capital distribution                                          --
   Distributions in excess of net investment income                            --
   Distributions from net realized long-term gains                             --
                                                                           ------
   Total distributions                                                      (0.32)
                                                                           ------
   Net asset value at end of period                                        $10.09
                                                                           ======
Total Return                                                                 3.69%
Ratios to Average Daily Net Assets:
   Expenses                                                                  0.84%(1)
   Net investment income                                                     5.09%(1)
Supplemental Data:
   Net assets at end of period (000):
     Flag Class A Shares                                                 $118,546
     ISI Class Shares                                                    $166,594
   Portfolio turnover rate                                                     89%


----------
(1) Annualized.
(2) Unaudited.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

                                                                              For the Year Ended October 31,
-----------------------------------------------------------------------------------------------------------------------------
                                                               1997        1996           1995         1994           1993
Per Share Operating Performance:
   Net asset value at beginning of period                     $ 9.83      $ 10.19       $  9.22       $ 11.35        $ 10.47
Income from Investment Operations:
   Net investment income                                        0.55         0.56          0.57          0.51           0.62
   Net realized and unrealized gain/(loss) on investments       0.30        (0.23)         1.04         (1.16)          1.12
                                                             -------      -------       -------       -------        -------
   Total from Investment Operations                             0.85         0.33          1.61         (0.65)          1.74
Less Distributions:
   Distributions from net investment income
     and short-term gains                                      (0.55)       (0.65)        (0.64)        (1.15)         (0.79)
   Tax return of capital distribution                          (0.08)          --            --         (0.05)            --
   Distributions in excess of net investment income            (0.01)       (0.04)           --            --             --
   Distributions from net realized long-term gains               --            --            --         (0.28)         (0.07)
                                                             -------      -------       -------       -------        -------
   Total distributions                                         (0.64)       (0.69)        (0.64)        (1.48)         (0.86)
                                                             -------      -------       -------       -------        -------
   Net asset value at end of period                          $ 10.04      $  9.83       $ 10.19       $  9.22        $ 11.35
                                                             =======      =======       =======       =======        =======

Total Return                                                    9.00%        3.44%        18.09%        (6.22)%        17.33%
Ratios to Average Daily Net Assets:
   Expenses                                                     0.83%        0.81%         0.80%         0.77%          0.77%
   Net investment income                                        5.62%        5.69%         5.94%         4.98%          5.21%
Supplemental Data:
   Net assets at end of period (000):
     Flag Class A Shares                                    $122,229     $143,791      $164,206      $175,149       $224,790
     ISI Class Shares                                       $171,074     $193,486      $206,615      $200,309       $232,103
   Portfolio turnover rate                                        92%         199%          194%           68%           249%

                       See Notes to Financial Statements.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--FLAG INVESTORS CLASS B SHARES
(For a share outstanding throughout each period)

                                                                         For the Period
                                                For the      For the     May 28, 1996(1)
                                             Period Ended   Year Ended       through
                                               April 30,    October 31,    October 31,
----------------------------------------------------------------------------------------
                                                1998(3)        1997           1996
Per Share Operating Performance:
   Net asset value, beginning
     of period                                  $10.03        $ 9.85         $10.00
                                                ------        ------         ------
Income from Investment Operations:
   Net investment income                          0.27          0.56           0.22
   Net realized and unrealized gain/(loss)
     on investments                               0.09          0.23          (0.15)
                                                ------        ------         ------
   Total from Investment Operations               0.36          0.79           0.07
Less Distributions:
   Distributions from net investment
     income and short-term gains                 (0.30)        (0.56)         (0.22)
   Tax return of capital distribution               --         (0.04)         (0.22)
   Distributions in excess of net
     investment income                              --         (0.01)         (0.22)
                                                ------        ------         ------
   Total distributions                           (0.30)        (0.61)         (0.66)
                                                ------        ------         ------
   Net asset value at end of period             $10.09        $10.03         $ 9.41
                                                ======        ======         ======
Total Return:                                     3.64%         8.49%          6.40%
Ratios to Average Net Assets:
   Expenses                                       1.19%(2)      1.18%          1.40%(2)
   Net investment income                          4.79%(2)      5.24%          5.43%(2)
Supplemental Data:
   Net assets at end of period (000)            $1,953        $  838         $  123
   Portfolio turnover rate                          89%           92%           199%(2)

----------
(1) Commencement of operations.
(2) Annualized.
(3) Unaudited.

                       See Notes to Financial Statements.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies

     Total Return U.S. Treasury Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on June 3, 1988 and commenced operations August 10, 1988, is registered under the Investment Company Act of 1940 as a diversified, open-end investment management company. It is designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income consistent with an investment in securities issued by the United States Treasury.

     The Fund consists of three share classes: ISI Total Return U.S. Treasury Fund Shares ("ISI Class") and Flag Investors Total Return U.S. Treasury Fund Class A Shares ("Flag Investors Class A"), which both commenced August 10, 1988, and Flag Investors Total Return U.S. Treasury Fund Class B Shares ("Flag Investors Class B"), which commenced June 20, 1996.

     The ISI Class Shares have a 4.45% maximum front-end sales charge, the Flag Investors Class A Shares have a 4.50% maximum front-end sales charge and the Flag Investors Class B Shares have a 2.00% maximum contingent deferred sales charge. The classes each have different distribution fees.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. Under certain circumstances, it is necessary to reclassify prior year information in order to conform to the current year's presentation. The Fund's significant accounting policies are:

     A. SECURITY VALUATION -- The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day by an independent pricing source. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 1--concluded

     B. REPURCHASE AGREEMENTS -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. FEDERAL INCOME TAXES -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

             The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

     D. SECURITY TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND OTHER -- The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of net investment income are due to differing tax treatments of dividends declared.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     International Strategy & Investment Inc. ("ISI") is the Fund's investment advisor and Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust Corporation, is the Fund's administrator. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, the Fund pays ISI 1.5% of the Fund's gross income.

     As compensation for its administrative services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.10% of the first $100 million, 0.09% of the next $100 million, 0.08% of the next $100 million, 0.07% of the next $200 million and 0.06% of the amount over $500 million. In addition, the Fund pays ICC 0.50% of the Fund's gross income.

     Certain officers and directors of the Fund are also officers or directors of the Fund's investment advisor or administrator.

     As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. The Fund paid ICC $41,636 for accounting services for the period ended April 30, 1998.

     As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. The Fund paid ICC $120,801 for transfer agent services for the period ended April 30, 1998.

     Effective September 22, 1997, Bankers Trust Corporation became the Fund's custodian. Prior to September 22, 1997, PNC Bank served as the Fund's custodian. For the six-month period ended April 30, 1998, the Fund accrued $20,705 in custody expenses.

     As compensation for providing distribution services for the ISI Class, the Fund pays ISI Group Inc. ("ISI Group"), which is affiliated with ISI, an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the ISI Class' average daily net assets. As compensation for providing distribution services for the Flag Investors classes, the Fund pays ICC

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FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 2--concluded

Distributors, Inc. ("ICC Distributors"), which is not related to ICC, an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Flag Investors Class A Shares' average daily net assets and 0.60% (including a 0.25% shareholder servicing fee) of the Flag Investors Class B Shares' average daily net assets. For the period ended April 30, 1998, distribution fees aggregated $365,449, of which $211,532 was attributable to the ISI Class Shares, $150,289 was attributable to the Flag Investors Class A Shares and $3,628 was attributable to the Flag Investors Class B Shares.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period ended April 30, 1998 was $9,336, and the accrued liability was $35,048.

NOTE 3--Capital Share Transactions

     The Fund is authorized to issue up to 100 million shares of $.001 par value capital stock (44 million Flag Investors Class A, 44 million ISI Class, 5 million Flag Investors Class B, 500,000 Flag Investors Class D and 6.5 million undesignated).

     The liability for dividends payable at April 30, 1998 was as follows:

     Flag Investors Class A Shares                    $624,162
     Flag Investors Class B Shares                       9,153
     ISI Class Shares                                  873,053

     Transactions in shares of the Fund were as follows:

                                          Flag Investors Class A Shares
                                        ---------------------------------
                                            For the          For the
                                         Period Ended       Year Ended
                                        April 30, 1998   October 31, 1997
                                        --------------   ----------------
Shares sold                                  426,490           490,187
Shares issued to shareholders on
   reinvestment of dividends                 213,349           499,834
Shares redeemed                           (1,066,143)       (3,438,672)
                                        ------------      ------------
Net decrease in shares outstanding          (426,304)       (2,448,651)
                                        ============      ============
Proceeds from sale of shares            $  4,347,343      $  4,746,207
Reinvested dividends                       2,160,740         4,867,694
Net asset value of shares redeemed       (10,796,602)      (33,514,991)
                                        ------------      ------------
Net decrease from capital share
   transactions                         $ (4,288,519)     $(23,901,090)
                                        ============      ============

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

NOTE 3--concluded

                                          Flag Investors Class B Shares
                                        ---------------------------------
                                            For the           For the
                                         Period Ended       Year Ended
                                        April 30, 1998   October 31, 1997
                                        --------------   ----------------
Shares sold                                  123,507            85,484
Shares issued to shareholders on
   reinvestment of dividends                   1,573               982
Shares redeemed                              (15,147)          (15,359)
                                          ----------       -----------
Net increase in shares outstanding           109,933            71,107
                                          ==========       ===========
Proceeds from sale of shares              $1,253,959         $ 833,099
Reinvested dividends                          15,924             9,591
Net asset value of shares redeemed          (155,114)         (150,979)
                                          ----------       -----------
Net increase from capital share
   transactions                           $1,114,769         $ 691,711
                                          ==========       ===========


                                                ISI Class Shares
                                        ---------------------------------
                                            For the           For the
                                         Period Ended       Year Ended
                                        April 30, 1998   October 31, 1997
                                        --------------   ----------------
Shares sold                                  655,451         2,043,599
Shares issued to shareholders on
   reinvestment of dividends                 339,654           865,140
Shares redeemed                           (1,533,978)       (3,510,096)
                                        ------------      ------------
Net decrease in shares outstanding          (538,873)         (601,357)
                                        ============      ============
Proceeds from sale of shares             $ 6,647,871      $ 20,394,040
Reinvested dividends                       3,439,831         8,518,116
Net asset value of shares redeemed       (15,581,117)      (34,725,846)
                                        ------------      ------------
Net decrease from capital share
   transactions                         $ (5,493,415)     $ (5,813,690)
                                        ============      ============

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FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 4--Investment Transactions

     Purchases and sales of investment securities, other than short-term obligations, aggregated $230,210,075 and $234,333,673, respectively, for the period ended April 30, 1998.

     At April 30, 1998, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost was $1,008,688 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value was $2,734,221.

NOTE 5--Net Asset

     At April 30, 1998, net assets consisted of:

Paid-in Capital:
   Flag Investors Class A Shares                               $117,620,851
   Flag Investors Class B Shares                                  1,925,359
   ISI Class Shares                                             169,115,366
Undistributed net investment income                              (3,351,950)
Accumulated net realized gain from security transactions          3,509,642
Unrealized depreciation of investments                           (1,725,533)
                                                               ------------
                                                               $287,093,735
                                                               ============

NOTE 6--Tax Capital Loss Carryforward

     On April 30, 1998, there was a tax capital loss carryforward of $2,143,673, which expires in 2005. This carryforward will be used to offset any future net capital gains.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

DIRECTORS AND OFFICERS

                                EDWARD S. HYMAN
                                    Chairman

             RICHARD T. HALE                     R. ALAN MEDAUGH
              Vice Chairman                         President

            JAMES J. CUNNANE                        NANCY LAZAR
                Director                          Vice President

            JOHN F. KROEGER                     CARRIE L. BUTLER
               Director                          Vice President

             LOUIS E. LEVY                     MARGARET M. BEELER
               Director                     Assistant Vice President

          EUGENE J. MCDONALD                     KEITH C. REILLY
               Director                     Assistant Vice President

           REBECCA W. RIMEL                       AMY M. OLMERT
               Director                             Secretary

           TRUMAN T. SEMANS                     JOSEPH A. FINELLI
               Director                             Treasurer

          CARL W. VOGT, ESQ.                     SCOTT J. LIOTTA
               Director                        Assistant Secretary







INVESTMENT OBJECTIVE

A mutual fund designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income consistent with an investment in securities issued by the United States Treasury.

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--------------------------------------------------------------------------------
   This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

   For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.
--------------------------------------------------------------------------------

                             [FLAG INVESTORS LOGO]
                                 FLAG INVESTORS

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                                 EQUITY INCOME
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                (formerly Flag Investors Telephone Income Fund)

                                    BALANCED
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                                     INCOME
                 Flag Investors Short-Intermediate Income Fund
             Flag Investors Total Return U.S. Treasury Fund Shares

                                TAX-FREE INCOME
                  Flag Investors Managed Municipal Fund Shares
           Flag Investors Maryland Intermediate Tax-Free Income Fund

                                 CURRENT INCOME
                    Flag Investors Cash Reserve Prime Shares



                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG

                                Distributed by:
                             ICC DISTRIBUTORS, INC.